UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                          FORM 10-D

                      ASSET-BACKED ISSUER
    DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
              THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 March 01, 2011 to March 25, 2011

 Commission File Number of issuing entity: 333-159791-03

 Sequoia Mortgage Trust 2011-1
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor: 333-159791-01

 Sequoia Residential Funding, Inc.
 (Exact name of depositor as specified in its charter)

 RWT Holdings, Inc.
 (Exact name of sponsor(s) as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 Pending
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                      21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                       Registered/reporting
                                       pursuant to (check one)

  Title of                             Section  Section   Section  Name of Exchange
  Class                                12(b)    12(g)     15(d)    (If Section 12(b))


  A-1                                  _____    _____     __X___   ____________
  A-IO                                 _____    _____     __X___   ____________
  B-1                                  _____    _____     __X___   ____________
  B-2                                  _____    _____     __X___   ____________
  B-3                                  _____    _____     __X___   ____________
  B-4                                  _____    _____     __X___   ____________
  B-5                                  _____    _____     __X___   ____________
  LTR                                  _____    _____     __X___   ____________
  R                                    _____    _____     __X___   ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____


 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On March 25, 2011, a distribution was made to holders of the certificates issued by Sequoia Mortgage Trust 2011-1.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.

 Part II - OTHER INFORMATION

 Item 3. Sales of Securities and Use of Proceeds.


 On March 1, 2011,  the closing date for the issuance of the Series 2011-1 certificates, the Depositor sold the various classes of the certificates as follows:

Title of       Date of     Amount of        Underwriters        Purchasers**     Underwriting     Consideration      Exemption from
Security       Sale        Securities                                            Commission       Received           Registration
                                                                                                                     Claimed

Class A-1*     3/01/11     $273,280,000     Credit Suisse                        $683,200         $272,460,160       N/A
                                            Securities (USA)
                                            LLC

                                            J.P. Morgan                          $68,320
                                            Securities LLC

                                            Jefferies &                          $68,320
                                            Company, Inc.

Class A-IO*    3/01/11     $273,280,000                         RWT Holdings,    N/A              $5,820,044         N/A
                           (notional                            Inc.
                           amount)

Class B-1*     3/01/11     $7,385,000       Credit Suisse                        $18,463          $6,794,200         N/A
                                            Securities (USA)
                                            LLC

Class B-2*     3/01/11     $5,171,000                           RWT Holdings,    N/A              $4,447,060         N/A
                                                                Inc.

Class B-3*     3/01/11     $3,693,000                           RWT Holdings,    N/A              $2,658,960         N/A
                                                                Inc.

Class B-4      3/01/11     $2,215,000                           Sequoia          N/A              N/A                Securities Act
                                                                Mortgage                                             of 1933
                                                                Funding                                              Section 4(2)
                                                                Corporation

Class B-5      3/01/11     $3,693,297                           Sequoia          N/A              N/A                Securities Act
                                                                Mortgage                                             of 1933
                                                                Funding                                              Section 4(2)
                                                                Corporation

Class R*       3/01/11     $0                                   RWT Holdings,    N/A              N/A                N/A
                                                                Inc.

Class LT-R*    3/01/11     $0                                   RWT Holdings,    N/A              N/A                N/A
                                                                Inc.

*Registered classes
**Purchasers are all affiliates of the Depositor; no underwriting discount or commission paid to any purchaser.


 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2011-1, relating to the March 25, 2011 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Sequoia Residential Funding, Inc.

 (Depositor)

 /s/ John Isbrandtsen
 John Isbrandtsen, Chairman of the Board and Chief
 Executive Officer
 Date: April 7, 2011


EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2011-1, relating to the March 25, 2011 distribution.